E&E ASSETS (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
E&E ASSETS
Balance at beginning	$ 1,286,156	$ 686,737	$ 875,371
E&E expenditures:
Acquisition costs	174,433	175,944
Assays	24,554
Consulting	91,391	31,301
Drilling	424,138
Field supplies	4,371
Field work	3,832	1,843
Finders' fees	10,000	10,000
Geophysics	4,769	3,188
Mapping	11,625	6,384
Mining rights and claim fees	326,213	345,916
Share-based compensation	26,173
Technical reports		18,531
Travel	11,523	4,835
Total E&E expenditures	1,113,022	597,942
Movement in foreign exchange	(30,144)	1,477
Balance at ending	2,369,034	1,286,156	1,632,043
Kelly Creek
E&E ASSETS
Balance at beginning	379,154	231,414	295,145
E&E expenditures:
Acquisition costs	50,000	50,000
Assays	24,554
Consulting	12,693	656
Drilling	327,145
Field supplies	2,121
Field work	1,500
Geophysics	3,000
Mapping	6,375
Mining rights and claim fees	96,333	95,958
Share-based compensation	5,235
Technical reports		1,126
Travel	6,769
Total E&E expenditures	535,725	147,740
Balance at ending	914,879	379,154	481,337
Fourmile Basin
E&E ASSETS
Balance at beginning	471,438	346,675	441,387
E&E expenditures:
Acquisition costs	54,433	34,242
Consulting	47,007	21,300
Drilling	96,993
Field work	2,332	1,843
Mapping		277
Mining rights and claim fees	53,095	54,669
Share-based compensation	5,233
Technical reports		6,120
Travel	4,144	4,835
Total E&E expenditures	263,237	123,286
Movement in foreign exchange	(30,144)	1,477
Balance at ending	704,531	471,438	597,689
Lone Mountain
E&E ASSETS
Balance at beginning	237,727	108,648	138,839
E&E expenditures:
Acquisition costs	20,000	30,000
Consulting	7,406	7,236
Mapping		188
Mining rights and claim fees	80,370	80,370
Share-based compensation	5,235
Technical reports		11,285
Total E&E expenditures	113,011	129,079
Balance at ending	350,738	237,727	302,035
Miller
E&E ASSETS
Balance at beginning	197,837
E&E expenditures:
Acquisition costs	25,000	61,702
Consulting	7,956	2,109
Finders' fees	10,000	10,000
Geophysics	1,769	3,188
Mapping	5,250	5,919
Mining rights and claim fees	49,749	114,919
Share-based compensation	5,235
Travel	44
Total E&E expenditures	105,003	197,837
Balance at ending	302,840	$ 197,837	$ 250,982
Stockade Mountain
E&E expenditures:
Acquisition costs	25,000
Consulting	16,329
Field supplies	2,250
Mining rights and claim fees	46,666
Share-based compensation	5,235
Travel	566
Total E&E expenditures	96,046
Balance at ending	$ 96,046